Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Cash flows from operating activities:
Profit for the year	₩ 5,028,606	$ 3,402,627	₩ 4,526,334	[1]	₩ 3,890,902	[2]
Adjustment for non-cash items
Net losses (gains) on financial assets at fair value through profit or loss	29,212	19,766	(1,793,351)		670,619
Net losses on derivative financial instruments for hedging purposes	168,387	113,940	53,073		144,780
Provision for credit losses	2,044,286	1,383,274	3,146,409	[1]	1,847,775	[2]
Net losses on financial investments	103,986	70,363	255,989		309,868
Share of loss (profit) of associates and joint ventures	16,884	11,425	(33,110)		28,758
Depreciation and amortization expense	916,295	620,015	865,927		878,841
Other net losses (gains) on property and equipment/intangible assets	145,164	98,226	131,270		(251,858)
Share-based payments	140,453	95,038	69,703		58,275
Provision for policy reserves	0	0	0		326
Post-employment benefits	177,481	120,093	155,720		249,874
Net interest expense (income)	6,122	4,142	274,681		(83,503)
Losses (gains) on foreign currency translation	620,754	420,036	200,486		622,152
Insurance finance income	(10,922,966)	(7,391,070)	(7,695,017)		(8,544,791)
Reinsurance finance expense	1,659,880	1,123,165	1,318,610		1,272,009
Other expenses	793,690	537,054	827,254		769,310
Adjustment for non-cash items (Sub-total)	(4,100,372)	(2,774,533)	(2,222,356)		(2,027,565)
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(700,633)	(474,086)	(6,247,689)		3,048,875
Derivative financial instruments	(207,969)	(140,723)	(152,753)		546,079
Loans measured at fair value through other comprehensive income	(646,377)	(437,374)	(252,695)		(24,342)
Loans measured at amortized cost	(27,515,988)	(18,618,806)	(15,308,932)		(21,154,500)
Current income tax assets	(95,539)	(64,647)	(39,627)		(105,892)
Deferred income tax assets	5,201	3,519	(84,148)		(28,716)
Other assets	1,393,446	942,881	(3,775,944)		(1,539,544)
Financial liabilities at fair value through profit or loss	(183,609)	(124,240)	(1,467,780)		1,252,549
Deposits	23,821,056	16,118,615	12,195,807		16,566,047
Current income tax liabilities	385,385	260,772	(853,347)		335,175
Deferred income tax liabilities	367,748	248,838	245,859		(338,696)
Other liabilities	(4,948,829)	(3,348,645)	9,967,626		(2,543,876)
Insurance contract assets	(46,550)	(31,498)	(146,335)		(78,630)
Reinsurance contract assets	(1,498,923)	(1,014,252)	(1,470,578)		(1,284,008)
Insurance contract liabilities	11,807,838	7,989,822	9,009,220		8,329,953
Reinsurance contract liabilities	49,018	33,168	37,217		(361)
Investment contract liabilities	1,106,677	748,838	148,937		(82,958)
Changes in operating assets and liabilities (Sub-total)	3,091,952	2,092,182	1,804,838		2,897,155
Net cash inflow (outflow) from operating activities	4,020,186	2,720,275	4,108,816		4,760,492
Cash flows from investing activities:
Net cash flows from derivative financial instruments for hedging purposes	(44,552)	(30,146)	(48,122)		(168,551)
Disposal of financial asset at fair value through profit or loss	15,648,112	10,588,359	12,389,938		9,279,702
Acquisition of financial asset at fair value through profit or loss	(16,365,119)	(11,073,525)	(11,312,232)		(12,382,503)
Disposal of financial investments	45,225,323	30,601,899	43,472,217		27,032,376
Acquisition of financial investments	(47,328,121)	(32,024,766)	(47,125,014)		(44,228,971)
Disposal of investments in associates and joint ventures	98,497	66,648	99,834		167,690
Acquisition of investments in associates and joint ventures	(339,469)	(229,703)	(114,904)		(430,400)
Disposal of property and equipment	18,616	12,597	8,177		31,181
Acquisition of property and equipment	(337,178)	(228,153)	(350,138)		(296,937)
Disposal of investment property	264,948	179,278	3,669		1,292,114
Acquisition of investment property	(88,756)	(60,057)	(1,018,598)		(649,961)
Disposal of intangible assets	21,073	14,259	5,359		5,654
Acquisition of intangible assets	(289,731)	(196,048)	(330,427)		(200,535)
Net cash flows from changes in ownership of subsidiaries	88,528	59,903	1,297,001		932,428
Others	(397,226)	(268,785)	(496,252)		(19,166)
Net cash outflow from investing activities	(3,825,055)	(2,588,239)	(3,519,492)		(19,635,879)
Cash flows from financing activities:
Net cash flows from derivative financial instruments for hedging purposes	(216,883)	(146,755)	(73,335)		(105,017)
Net increase (decrease) in borrowings	(4,358,474)	(2,949,179)	(2,223,069)		14,669,649
Increase in debentures	86,031,647	58,213,665	83,777,490		107,607,314
Decrease in debentures	(80,848,086)	(54,706,187)	(83,683,272)		(106,631,213)
Increase(decrease) in other payables to trust accounts	89,900	60,831	2,333,656		(1,225,402)
Dividends paid to shareholders of the Parent Company	(1,486,978)	(1,006,170)	(1,151,900)		(1,437,750)
Issuance of hybrid securities	399,059	270,025	598,552		1,596,030
Repayment on hybrid securities	(350,000)	(236,829,000)	0		0
Dividends paid on hybrid securities	(199,800)	(135,195)	(184,915)		(126,402)
Acquisition of treasury shares	(820,000)	(554,856)	(571,745)		0
Redemption of principal of lease liabilities	(311,363)	(210,685)	(235,052)		(257,570)
Increase in non-controlling interests	115,292	78,013,000	721,101		395,713
Others	(28,151)	(19,048)	(546,580)		694,472
Net cash inflow from financing activities	(1,983,837)	(1,342,371)	(1,239,069)		15,179,824
Effect of exchange rate changes on cash and cash equivalents	570,985	386,359	(58,465)		197,199
Net increase (decrease) in cash and cash equivalents	(1,217,721)	(823,976)	(708,210)		501,636
Increase in beginning balance of cash and cash equivalents	25,826,588	17,475,666	26,534,798		26,033,162
Increase in ending balance of cash and cash equivalents	₩ 24,608,867	$ 16,651,690	25,826,588		26,534,798
IFRS 17
Cash flows from financing activities:
Increase in beginning balance of cash and cash equivalents			₩ 26,534,798
Increase in ending balance of cash and cash equivalents					₩ 26,534,798

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.